CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net Income	$ 2,645	$ 5,944	$ 6,631
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	4,180	4,181	4,480
Amortization and write-off of deferred financing costs	1,405	195	713
Offering costs expensed attributable to warrants treated as liability (Note 9,12)	658	0	0
Debt Prepayment fees (Note 7, 12)	941	0	0
Loss on derivative financial instruments	1,555	0	0
(Increase)/Decrease in:
Inventories	(18)	26	(31)
Trade accounts receivable	(795)	(229)	5
Prepayments and other	(661)	54	(117)
Due from related parties	(727)	(351)	0
Increase/(Decrease) in:
Accounts payable	1,725	753	(180)
Accrued liabilities	303	36	0
Unearned revenue	121	(111)	303
Net Cash provided by Operating Activities	11,332	10,498	11,804
Cash Flows from Investing Activities:
Advances for asset acquisitions and related deferred charges	(19,932)	0	0
Net Cash used in Investing Activities	(19,932)	0	0
Cash Flows from Financing Activities:
Proceeds from debt	84,000	0	82,000
Net payments to Former Parent company	(4,999)	(7,562)	(25,597)
Principal payments of debt	(4,225)	(4,400)	(5,028)
Prepayment of debt	(73,567)	0	(61,150)
Payment of financing costs	(1,128)	(169)	(1,668)
Proceeds from related party debt	20,500	0	0
Prepayment of related party debt	(20,500)	0	0
Payment of debt Prepayment fees (Note 7, 12)	(736)	0	0
Payment of debt Prepayment fees-related party (Note 7, 12)	(205)	0	0
Proceeds from equity offerings, gross	13,664	0	0
Equity issuance costs (Note 9)	(1,501)	0	0
Net Cash (used in)/provided by Financing Activities	11,303	(12,131)	(11,443)
Net increase/(decrease) in cash and cash equivalents and restricted cash	2,703	(1,633)	361
Cash and cash equivalents and restricted cash at beginning of the year	2,161	3,794	3,433
Cash and cash equivalents and restricted cash at end of the year	4,864	2,161	3,794
Cash breakdown
Cash and cash equivalents	3,964	1,161	2,794
Restricted cash, current	0	0	0
Restricted cash, non-current	900	1,000	1,000
SUPPLEMENTAL CASH FLOW INFORMATION
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	4	0	143
Equity issuance costs included in Accounts payable/Accrued liabilities/Due to related part	340	0	0
Interest paid	$ 5,022	$ 6,154	$ 5,327